35 Financial Instruments (Details 7) - Risk Of Non-Renewal Of Concessions - Distribution of Electricity [Member]	12 Months Ended
	Dec. 31, 2019
2016 [Member]
Disclosure of detailed information about financial instruments [line items]
Quality (limit established) DECi	13.61	[1],[2]
Quality (limit established) FECi	9.24	[1],[2]
Quality (performed) DECi	10.80
Quality (performed) FECi	7.14
2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Economic and Financial Management	EBITDA = 0	[3]
Quality (limit established) DECi	12.54	[1],[2]
Quality (limit established) FECi	8.74	[1],[2]
Quality (performed) DECi	10.41
Quality (performed) FECi	6.79
2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Economic and Financial Management	EBITDA (-) QRR = 0	[4]
Quality (limit established) DECi	11.23	[1],[2]
Quality (limit established) FECi	8.24	[1],[2]
Quality (performed) DECi	10.29
Quality (performed) FECi	6.20
2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Economic and Financial Management	{Net Debt / [EBITDA (-) QRR]} ≤ 1 / (0.8 * SELIC)	[5]
Quality (limit established) DECi	10.12	[1],[2]
Quality (limit established) FECi	7.74	[1],[2]
Quality (performed) DECi	9,10	[6]
Quality (performed) FECi	6,00	[6]
2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Economic and Financial Management	{Net Debt / [EBITDA (-) QRR]} ≤ 1 / (1.11 * SELIC)	[5]
Quality (limit established) DECi	9.83	[1],[2]
Quality (limit established) FECi	7.24	[1],[2]

[1]	According to Aneel's Technical Note No. 0335/2015.
[2]	DECi - Equivalent Time of Interruption Caused by Internal Source per Consumer Unit; and FECi - Equivalent Frequency of Interruption Caused by Internal Source per Consumer Unit.
[3]	Regulatory EBTIDA adjusted for non-recurring events (Voluntary retirement program, post-employment benefit, provisions and reversals) according to sub-clause six, of the Fifth Amendment to the Concession Agreement.
[4]	QRR: Regulatory Reintegration Quota or Regulatory Depreciation Expense. This is the value defined in the most recent Periodical Tariff Review (RTP), plus General Market Price Index (IGPM) variation between the month preceding the RTP and the month preceding the twelve-month period of the economic and financial sustainability measurement.
[5]	Selic: limited to 12.87% p.y.
[6]	DECi / FECi in 2019: preliminary data